GOODWILL OF THE GROUP	12 Months Ended
Dec. 31, 2019
The Group [member]
GOODWILL OF THE GROUP [Line Items]
Disclosure of goodwill [text block]

20   GOODWILL OF THE GROUP

	2019	2018
	£m	£m
At 1 January and 31 December	474	474
Cost[1]	814	828
Accumulated impairment losses	(340)	(354)
At 31 December	474	474

1	For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.

The goodwill held in the Group’s balance sheet is tested at least annually for impairment. For the purposes of impairment testing the goodwill is allocated to the appropriate cash generating unit; of the total balance of £474 million (2018: £474 million), £302 million, or 64 per cent of the total (2018: £302 million, 64 per cent of the total) has been allocated to Cards and £170 million, or 36 per cent of the total (2018: £170 million, 36 per cent of the total) has been allocated to Motor Finance, both in the Group’s Retail division.

The recoverable amount of the goodwill relating to Motor Finance has also been based on a value in use calculation using pre-tax cash flow projections based on financial budgets and plans approved by management covering a four-year period and a discount rate of 14 per cent. The cash flows beyond the four-year period are extrapolated using a growth rate of 0.5 per cent which does not exceed the long-term average growth rates for the markets in which Motor Finance participates. Management believes that any reasonably possible change in the key assumptions above would not cause the recoverable amount of Motor Finance to fall below its balance sheet carrying value.

 The recoverable amount of the goodwill relating to the Cards business has been based on a value-in-use calculation using pre-tax cash flow projections based on financial budgets and plans approved by management covering a five-year period and a discount rate of 10 per cent. The cash flows beyond the five year period assume no growth. Management believes that any reasonably possible change in the key assumptions above would not cause the recoverable amount of the Cards business to fall below the balance sheet carrying value.